UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC

621 Washington Street, Columbus, IN 47201
(Name and address of agent for service)

(812) 376-9444

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Kirr, Marbach Partners Value Fund
KMVAX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Kirr, Marbach Partners Value Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.kmpartnersfunds.com. You can also request this information by contacting us at 1-812-376-9444.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Kirr, Marbach Partners Value Fund	$66	1.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$103,850,477	Portfolio Turnover	10%
Number of Holdings	40
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2026)

Top 10 Issuers
MasTec, Inc.	9.3%
EMCOR Group, Inc.	8.5%
Broadcom, Inc.	5.9%
Alphabet, Inc.	5.3%
Vistra Energy Corp.	4.8%
AutoZone, Inc.	4.6%
Republic Services, Inc.	4.1%
Markel Group, Inc.	3.3%
Colliers International Group, Inc.	3.1%
Moog, Inc.	3.1%

Industry
Industrial	37.1%
Consumer, Cyclical	13.7%
Consumer, Non-cyclical	13.2%
Technology	12.3%
Financial	6.6%
Communications	6.4%
Energy	5.0%
Utilities	4.8%
Money Market Fund	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.kmpartnersfunds.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Kirr, Marbach & Company, LLC documents not be householded, please contact Kirr, Marbach & Company, LLC at 1-812-376-9444, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Kirr, Marbach & Company, LLC or your financial intermediary.
Kirr, Marbach Partners Value Fund	PAGE 1	TSR-SAR-497647107

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

KIRR, MARBACH PARTNERS VALUE FUND
Core Financial Statements and Other Information
March 31, 2026

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.
Kirr, Marbach Partners Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communications - 6.4%
Alphabet, Inc. - Class A	19,320	$5,555,659
Anterix, Inc.(a)	29,354	1,121,029
		6,676,688
Consumer, Cyclical - 13.7%
AutoZone, Inc.(a)	1,411	4,766,047
BJ’s Wholesale Club Holdings, Inc.(a)	12,350	1,215,487
CarMax, Inc.(a)	25,962	1,079,500
Crocs, Inc.(a)	13,485	1,119,525
Dollar Tree, Inc.(a)	22,725	2,488,615
Live Nation Entertainment, Inc.(a)	10,746	1,638,872
Peloton Interactive, Inc. - Class A(a)	125,857	539,926
Visteon Corp.	14,851	1,353,075
		14,201,047
Consumer, Non-cyclical - 13.2%
API Group Corp.(a)	54,762	2,218,956
Brink’s Co.	21,197	2,196,645
Colliers International Group, Inc.	30,220	3,230,216
ICU Medical, Inc.(a)	12,134	1,567,106
Royalty Pharma PLC - Class A	57,006	2,734,578
Stride, Inc.(a)	20,327	1,792,232
		13,739,733
Energy - 5.0%
Exxon Mobil Corp.	15,230	2,583,922
Marathon Petroleum Corp.	10,650	2,600,517
		5,184,439
Financial - 6.6%
Brookfield Asset Management Ltd. - Class A	21,734	966,076
Brookfield Corp.	60,892	2,464,299
Markel Group, Inc.(a)	1,793	3,431,928
		6,862,303
Industrial - 37.1%(b)
Aebi Schmidt Holding AG	76,491	742,728
Amrize Ltd.(a)	22,511	1,261,066
Canadian Pacific Kansas City Ltd.	38,807	3,052,559
CH Robinson Worldwide, Inc.	5,762	956,895
EMCOR Group, Inc.	11,917	8,798,440
Generac Holdings, Inc.(a)	15,018	2,933,466
GXO Logistics, Inc.(a)	43,665	2,264,030
MasTec, Inc.(a)	29,915	9,624,852
Moog, Inc. - Class A	10,995	3,217,577
Republic Services, Inc.	19,236	4,213,069
StandardAero, Inc.(a)	56,283	1,453,790
		38,518,472
Technology - 12.3%
Broadcom, Inc.	19,862	6,147,488
Constellation Software, Inc.	1,065	1,873,601
Crane NXT Co.	34,524	1,401,329

	Shares	Value
SS&C Technologies Holdings, Inc.	41,110	$2,777,803
Topicus.com, Inc.(a)	7,725	523,291
		12,723,512
Utilities - 4.8%
Vistra Energy Corp.	33,419	5,023,878
TOTAL COMMON STOCKS (Cost $43,667,158)		102,930,072

	Contracts
WARRANTS - 0.0%(c)
Technology - 0.0%(c)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $40.00(a)(d)	1,465	0
TOTAL WARRANTS (Cost $0)		0

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
First American Government Obligations Fund - Class X, 3.58%(e)	956,956	956,956
TOTAL MONEY MARKET FUNDS (Cost $956,956)		956,956
TOTAL INVESTMENTS - 100.0% (Cost $44,624,114)		$103,887,028
Liabilities in Excess of Other Assets - (0.0)%(c)		(36,551)
TOTAL NET ASSETS - 100.0%		$103,850,477

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

Kirr, Marbach Partners Value Fund
Schedule of Investments
March 31, 2026 (Unaudited)(Continued)
Summary of Fair Value Disclosure as of March 31, 2026
Kirr, Marbach Partners Value Fund (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$102,930,072	$—	$—	$102,930,072
Warrants	—	—	—(a)	—(a)
Money Market Funds	956,956	—	—	956,956
Total Investments	$103,887,028	$—	$—(a)	$103,887,028

(a)	Amount is less than $0.50.
Refer to the Schedule of Investments for further disaggregation of investment categories.
The accompanying notes are an integral part of these financial statements.

2

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

ASSETS:
Investments in securities, at value	$103,887,028
Dividends receivable	17,919
Prepaid expenses	80,553
Total assets	103,985,500
LIABILITIES:
Payable to Adviser for management fees	88,612
Payable for administration and accounting fees	19,482
Payable for professional fees	11,069
Payable for transfer agent fees	9,773
Payable for board of Directors fees	2,984
Payable for custody fees	2,829
Payable for distribution fees	274
Total liabilities	135,023
NET ASSETS	$103,850,477
Net Assets Consists of:
Capital stock	$38,567,640
Total distributable earnings	65,282,837
Total net assets	$103,850,477
Net assets	$103,850,477
Shares outstanding (500,000,000 shares of $0.01 par value authorized)	2,903,429
Net asset value, offering and redemption price per share(1)	$35.77
Cost:
Investments, at cost	$44,624,114

(1)	A redemption fee is assessed against shares redeemed within 30 days of purchase.
The accompanying notes are an integral part of these financial statements.

3

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF OPERATIONS
For the Six Month Period Ended March 31, 2026 (Unaudited)

INCOME:
Dividend income	$340,172
Less: Dividend withholding taxes	(7,257)
Total income	332,915
EXPENSES:
Management fees	493,038
Administration and accounting services	55,548
Distribution fees	40,867
Professional fees	30,619
Transfer agent fees	18,242
Registration fees	13,646
Custodian fees	11,359
Board of Directors fees	5,984
Printing and postage expense	5,116
Other expenses	3,275
Total expenses	677,694
Expense recoupment by Adviser	61,863
Net expenses	739,557
Net investment income (loss)	(406,642)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments	6,927,120
Net realized gain (loss)	6,927,120
Net change in unrealized appreciation (depreciation) on:
Investments	(9,673,593)
Net change in unrealized appreciation (depreciation)	(9,673,593)
Net realized and unrealized gain (loss)	(2,746,473)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,153,115)

The accompanying notes are an integral part of these financial statements.

4

KIRR, MARBACH PARTNERS VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six Month Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(406,642)	$(670,846)
Net realized gain (loss) on investments	6,927,120	7,101,309
Net change in unrealized appreciation (depreciation) on investments	(9,673,593)	13,919,467
Net increase (decrease) in net assets from operations	(3,153,115)	20,349,930
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,229,210	6,639,637
Proceeds from reinvestment of distributions	5,386,589	6,196,174
Payments for shares redeemed	(14,669,118)	(8,193,668)
Redemption fees	3,199	3,517
Net increase (decrease) in net assets resulting from capital share transactions	3,949,880	4,645,660
DISTRIBUTIONS TO SHAREHOLDERS:	(5,566,078)	(6,441,193)
Net increase (decrease) in net assets	(4,769,313)	18,554,397
NET ASSETS:
Beginning of period	108,619,790	90,065,393
End of period	$103,850,477	$108,619,790
CHANGES IN SHARES OUTSTANDING:
Shares sold	345,703	187,523
Shares issued to holders in reinvestment of distributions	153,377	188,850
Shares redeemed	(401,297)	(233,821)
Net increase (decrease) in shares outstanding	97,783	142,552

The accompanying notes are an integral part of these financial statements.

5

KIRR, MARBACH PARTNERS VALUE FUND
FINANCIAL HIGHLIGHTS
For a Fund share outstanding throughout each period.

	(Unaudited) For the Six Month Period Ended March 31, 2026	Years Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$38.71	$33.82	$25.48	$21.75	$26.83	$19.27
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.14)	(0.24)	(0.18)	(0.07)	(0.22)	(0.14)
Net realized and unrealized gain (loss) on investments	(0.94)	7.58	9.43	4.63	(3.79)	8.01
Total from investment operations	(1.08)	7.34	9.25	4.56	(4.01)	7.87
LESS DISTRIBUTIONS FROM:
Net realized gains	(1.86)	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)
Total distributions	(1.86)	(2.45)	(0.91)	(0.83)	(1.07)	(0.31)
Redemption fee per share	0.00(b)	0.00(b)	0.00(b)	—	0.00(b)	0.00(b)
Net asset value, end of period	$35.77	$38.71	$33.82	$25.48	$21.75	$26.83
Total return	(2.71)%(c)	22.99%	37.22%	21.36%	(15.80)%	41.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$103,850	$108,620	$90,065	$68,400	$59,300	$71,900
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.24%(d)	1.33%	1.45%	1.55%	1.66%	1.60%
After expense reimbursement/recoupment	1.35%(d)	1.38%(e)	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement/recoupment	(0.63)%(d)	(0.66)%	(0.60)%	(0.36)%	(1.06)%	(0.73)%
After expense reimbursement/recoupment	(0.74)%(d)	(0.70)%	(0.60)%	(0.26)%	(0.84)%	(0.58)%
Portfolio turnover rate	10%(c)	10%	9%	10%	14%	9%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Ratio includes the impact of the Adviser contractually agreeing to lower the expense cap from 1.45% to 1.35% of the Fund's average daily net assets as of January 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The one series presently authorized is Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange- traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities, including short-term debt instruments having maturities less than 60 days, are valued at the mean between the bid and ask prices as reported by an approved pricing service.

B)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2025, or for any other tax years which are open for exam. As of September 30, 2025, open tax years include the tax years ended September 30, 2022 through 2025. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended March 31, 2026, the Fund did not incur any interest or penalties.

C)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.
D)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

E)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

F)
Security Transactions, Investment Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

7

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.
G)
Market Events Risk – Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

H)
Subsequent Events – Management has evaluated Fund related events and transactions that occurred subsequent to March 31, 2026 through the date of issuance of the Fund’s financial statements and has determined there were no other subsequent events or transactions.

I)
Segment Reporting – Management already evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Principal Executive Officer and Principal Financial Officer of the Funds, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

2. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the six month period ended March 31, 2026 were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	11,069,658	12,494,552

8

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
3. FEDERAL INCOME TAXES
At September 30, 2025, the Fund’s most recently completed fiscal year end, the components of distributable earnings on a tax basis were as follows:

Cost of Investments	$39,125,802
Gross unrealized appreciation	71,707,703
Gross unrealized depreciation	(2,126,663)
Net unrealized appreciation	69,581,040
Undistributed ordinary income	—
Undistributed long-term capital gains	5,566,070
Total distributable earnings	5,566,070
Other accumulated losses	(1,145,080)
Total accumulated earnings	$74,002,030

As of September 30, 2025, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended September 30, 2025, the Fund had $1,145,047 in qualified late year losses.
The tax character of distributions paid during the six month period ended March 31, 2026, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$ —	$5,566,078	$5,566,078

The tax character of distributions paid during the year ended September 30, 2025, were as follows:

Ordinary Income*	Long-Term Capital Gains**	Total
$ —	$6,441,193	$6,441,193

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.
**
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings, and profits distributed to shareholders on the redemption of shares.

4. AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Adviser”). Pursuant to its advisory agreement with the Fund, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.90% as applied to the Fund’s daily net assets. Prior to January 28, 2025, the annual advisory fee was equal to 1.00% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.35% of its average daily net assets until February 28, 2027. Prior to January 28, 2025, the expense limitation cap was 1.45% of the Fund’s average daily net assets. The Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2027. Any waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense

9

KIRR, MARBACH PARTNERS VALUE FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
limitation cap of 1.35%, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. Waived/reimbursed fees and expenses subject to potential recovery by month of expiration are as follows:

Year of expiration	Amount
April 2026 - September 2026	$4,358
October 2026 - September 2027	31,774
October 2027 - September 2028	637
$36,769

During the six month period ended March 31, 2026, the Adviser recouped previously waived expenses of $61,863. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.
Quasar Distributors, LLC, (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside serves as principal underwriter of the shares of the Fund and is not affiliated with U.S. Bancorp. The Board of Directors of the Fund has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six month period ended March 31, 2026, the Fund incurred expenses of $40,867 pursuant to the 12b-1 Plan.
U.S Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
The Fund imposes a 1.00% redemption fee on shares held 30 days or less. For the six month period ended
March 31, 2026 and the year ended September 30, 2025, the Fund collected $3,199 and $3,517, respectively, in redemption fees.

10

KIRR, MARBACH PARTNERS VALUE FUND
ADDITIONAL INFORMATION
March 31, 2026 (Unaudited)
AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. For information on the Public Reference Room call 1-800-SEC-0330.
AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.

11

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)
There were no changes in or disagreements with accountants during the period covered by this report.

12

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)
There were no matters submitted to a vote of shareholders during the period covered by this report.

13

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)
See Statement of Operations within Item 7.

14

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)
On November 17, 2025, at an in-person meeting of the Board of Directors of the Kirr, Marbach Partners Fund, Inc. (the “Corporation”), the directors, including a majority of the disinterested directors, approved the continuation of the investment advisory agreement dated June 10, 2005 (the “Advisory Agreement”) between the Corporation and Kirr, Marbach & Company, LLC (the “Adviser”). It was noted that, as described in the Adviser’s memorandum, the Adviser has significant experience providing investment advice and is qualified to provide investment advisory services to the Fund. In addition, it was noted that the Adviser promoted a culture of compliance. The directors noted the Fund had outperformed its benchmark especially for the one-year, three-year and five -year periods ending September 30, 2025. The directors considered the Adviser’s explanation for the Fund’s overall performance, as well as the Adviser’s value-based philosophy and long-term history of rebounding from periods of underperformance. The directors also noted that a significant percentage of the Fund is owned by Adviser insiders and therefore the directors feel that the Adviser’s interests are aligned with other Fund shareholders. The directors considered information relating to the Fund’s fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the directors reviewed charts prepared by the administrator based on data compiled by a nationally recognized third-party comparative data provider. In connection with this, the directors also considered the control of the Fund’s operating expenses through the expense cap agreement and noted that the current expense cap agreement maintains an overall reasonable total expense level as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to the Fund and its other separate account clients and, with the current expense cap arrangement in place, is providing such services to the Fund at substantially similar rates to those charged to the Adviser’s other clients. The directors considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund, and it was noted that because none of the other service providers to the Fund are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The directors considered the Adviser’s cost of providing services to the Fund and the profitability of its relationship to the Fund. It was noted that the Adviser’s profitability was in line with its profitability for providing investment advice to its separate account clients given the current expense cap agreement, and the directors noted that the Adviser’s profit in connection with its services to the Fund appeared reasonable. The directors considered whether economies of scale were being realized that could justify reduced expenses for the Fund. During the deliberations, the disinterested directors did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the revised Advisory Agreement. The disinterested directors evaluated all information presented to them and determined that the Advisory fee of 0.90% (reduced from 1.00%, effective January 28, 2025), was fair and reasonable in light of the services to be performed.

15

Directors
Mark Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
John Elwood
Thomas J. Thornburg
Principal Officers
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary
Investment Adviser
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Administrator, Transfer Agent And
Dividend – Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102
Legal Counsel
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)	/s/ Mark Foster
Mr. Mark Foster, Principal Executive Officer

Date	5/22/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark Foster
Mr. Mark Foster, Principal Executive Officer

Date	5/22/2026

By (Signature and Title)	/s/ Mickey Kim
Mr. Mickey Kim, Principal Financial Officer

Date	5/22/2026